Other Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Other Financial Information [Abstract]
Schedule Of Other Operating Revenues

(Thousands of dollars)	2014	2013	2012
Renewable Identification Numbers (RINs) sales	$92,916	$91,391	$8,830
Other	3,193	2,907	2,878
Total other operating revenues	$96,109	$94,298	$11,708

Summary Of Changes In Operating Working Capital

(Thousands of dollars)	2014	2013	2012
Accounts receivable	$59,519	$325,063	$(168,480)
Inventories	750	4,011	(5,183)
Prepaid expenses and other current assets	477	(7,755)	(1,242)
Deferred income tax assets	—	—	—
Accounts payable and accrued liabilities	(53,234)	(271,379)	231,643
Income taxes payable	(37,325)	6,892	4,216
Current deferred income tax liabilities	(6,662)	(5,628)	1,539
Net decrease (increase) in noncash operating working capital	$(36,475)	$51,204	$62,493